Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026		Jun. 30, 2025
Earnings per Unit and Cash Distributions
Net income (loss)	$ 3,411	$ 6,810	$ 6,038	[1]	$ 14,391	[1]
Less: Series A Preferred unitholders' interest in net income (loss)	1,700	1,700	3,400		3,400
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	1,711	5,110	2,638		10,991
Less: Distributions	2,573	901	4,287		1,803
Under (over) distributed earnings	$ (862)	$ 4,209	$ (1,649)		$ 9,188
Weighted average units outstanding (basic):
General Partner	640	640	640		640
Weighted average units outstanding (diluted):
General Partner	640	640	640		640
Earnings per unit (basic):
General Partner	$ 0.05	$ 0.15	$ 0.08		$ 0.32
Earnings per unit (diluted):
General Partner	0.05	0.15	0.08		0.32
Cash distributions declared and paid in the period per unit	0.08	0.03	0.13		0.05
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.08	$ 0.03	$ 0.13		$ 0.05
Common Units
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ 1,679	$ 5,015	$ 2,589		$ 10,788
Weighted average units outstanding (basic):
Common unitholders	33,660	34,045	33,660		34,045
Weighted average units outstanding (diluted):
Common unitholders	37,910	38,324	37,910		38,324
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.05	$ 0.15	$ 0.08		$ 0.32
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.05	$ 0.15	$ 0.08		$ 0.32
Class B Unitholders
Weighted average units outstanding (basic):
Class B unitholders	252	252	252		252
Weighted average units outstanding (diluted):
Class B unitholders	252	252	252		252
Limited Partner | Common Units
Weighted average units outstanding (basic):
Common unitholders	(846)	4,130	(1,618)		9,018
General Partner
Earnings per Unit and Cash Distributions
Net income (loss) attributable to the unitholders of KNOT Offshore Partners LP	$ 32	$ 95	$ 49		$ 203
Weighted average units outstanding (basic):
General Partner	(16)	79	(31)		170

[1]	Included in net income (loss) is interest paid amounting to $27.0 million and $29.5 million for the six months ended June 30, 2026 and 2025, respectively.